Financial instruments (Details 27) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments [Line Items]
Interest expenses - borrowings and debt	$ 63,417	$ 70,558	$ 63,045
Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Gain (loss) on derivatives	14,281	19,335	(15,909)
Gain (loss) on hedge item	(37,758)	(44,474)	276
Net gain (loss)	(23,477)	(25,139)	(15,633)
Interest rate swap contract [member]
Disclosure of financial instruments [Line Items]
Interest income - securities at FVOCI	350	976	467
Interest income loans at amortized cost	148	1,998	3,611
Interest expenses - borrowings and debt	(14,846)	(23,703)	(17,758)
Derivative financial instruments and hedging	101	101	(153)
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Interest income - securities at FVOCI	476	1,593	1,514
Interest income loans at amortized cost	160	2,023	3,987
Interest expenses - borrowings and debt	(16,233)	(28,261)	(24,026)
Derivative financial instruments and hedging	2,371	2,178	1,688
Interest rate swap contract [member] | Gainloss on hedge item [Member]
Disclosure of financial instruments [Line Items]
Interest income - securities at FVOCI	(126)	(617)	(1,047)
Interest income loans at amortized cost	(12)	(25)	(376)
Interest expenses - borrowings and debt	1,387	4,558	6,268
Derivative financial instruments and hedging	(2,270)	(2,077)	(1,841)
Cross-currency interest rate swaps [Member]
Disclosure of financial instruments [Line Items]
Interest income loans at amortized cost	946	556	213
Interest expenses - borrowings and debt	(8,417)	(5,988)	(3,041)
Derivative financial instruments and hedging	(1,759)	921	1,028
Cross-currency interest rate swaps [Member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Interest income loans at amortized cost	2,442	928	348
Interest expenses - borrowings and debt	(10,265)	(6,183)	(3,785)
Derivative financial instruments and hedging	(16,709)	(16,752)	20,550
Cross-currency interest rate swaps [Member] | Gainloss on hedge item [Member]
Disclosure of financial instruments [Line Items]
Interest income loans at amortized cost	(1,496)	(372)	(135)
Interest expenses - borrowings and debt	1,848	195	744
Derivative financial instruments and hedging	$ 14,950	$ 17,673	$ (19,522)